Other Liabilities (Details) - CAD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Miscellaneous non-current liabilities [abstract]
Renewable volume obligation, net	$ 336	$ 284
Pension and Other Post-Employment Benefit Plan	264	269
Employee Long-Term Incentives	117	96
Provisions for Onerous and Unfavourable Contracts	60	66
Provision for West White Rose Expansion Project	0	54
Other	148	150
Other liabilities	925	919
RVO included in other liabilities, gross	1,100	652
RINs included in other liabilities, gross	$ 804	$ 368